Secured Note Liabilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023	Dec. 31, 2025 CAD ($) shares	Dec. 29, 2025 shares	Sep. 30, 2025 shares	Feb. 13, 2025 shares	Feb. 25, 2022 USD ($)
Secured Note Liabilities [Line Items]
Institutional investors rate									100.00%
Institutional investors (in Dollars)									$ 225.0
Percentage of repaid principal	75.00%	75.00%	75.00%
Secured note bears interest	50.00%				50.00%
Gross silver royalty	75.00%	75.00%
Outstanding shares percentage	9.90%	9.90%
Issued shares (in Shares) | shares								6,540,000
Fair value at initial recognition	$ 225.0				$ 282.3
Fair value, liabilities Financing (in Dollars)			$ 19.4		$ 20.6
Gain loss on remeasurment (in Dollars)		$ 15.4	$ 30.7
Investors right to purchase description				On May 11, 2023, the Company announced that it, through its wholly-owned subsidiary, KSM Mining ULC (“KSMCo”), had agreed to the principal terms of a royalty agreement under which Sprott Resource Streaming and Royalty Corp. (“Sprott”) would pay KSMCo US$150 million and KSMCo would grant Sprott up to 1.2% net smelter royalty (“NSR”) on KSM. Thereafter, the Company and Sprott agreed to restructure the proposed transaction as the sale of a secured note and, on June 28, 2023, the Company and KSMCo, signed a definitive agreement to sell a secured note (“2023 Secured Note”) that is to be exchanged at maturity for a net smelter returns royalty (the “NSR”) on its 100% owned KSM to Sprott for US$150 million. The transaction closed on June 29, 2023. The key terms of the 2023 Secured Note include:
Interest deferral (in Dollars)	$ 21.5
Interest payable percentage	0.625%	0.625%
Percentage of fair value	1.25%	1.25%
Estimated fair value	$ 150.0	$ 198.8
Common Shares [Member]
Secured Note Liabilities [Line Items]
Issued shares (in Shares) | shares	209,063		1,101,403		209,063	774,841	209,063
Interest payable percentage	9.90%	9.90%
Top of range [Member]
Secured Note Liabilities [Line Items]
Percentage of fair value			1.50%
Bottom of range [Member]
Secured Note Liabilities [Line Items]
Percentage of fair value			1.25%
KSM’s EAC [Member]
Secured Note Liabilities [Line Items]
Investors percent (in Dollars)	$ 247.5
NSR [Member]
Secured Note Liabilities [Line Items]
Unpaid interest	1.00%	1.00%
Royalty Increase Election [Member]
Secured Note Liabilities [Line Items]
Unpaid interest	1.20%	1.20%
Interest payable percentage	1.50%	1.50%
KSMCo [Member]
Secured Note Liabilities [Line Items]
Interest payable percentage	1.25%	1.25%
Production Delay Increase [Member]
Secured Note Liabilities [Line Items]
Interest payable percentage	0.50%	0.50%
Secured Note [Member]
Secured Note Liabilities [Line Items]
Interest expense (in Dollars)	$ 155.0
Secured Note [Member] | Common Shares [Member]
Secured Note Liabilities [Line Items]
Investors percent (in Dollars)	232.5
Secured Note Outstanding [Member]
Secured Note Liabilities [Line Items]
Interest expense (in Dollars)	$ 165.0
2022 Secured Note [Member]
Secured Note Liabilities [Line Items]
Percentage of repaid principal	60.00%	60.00%
Secured note bears interest	6.50%				6.50%
2022 Secured Note [Member] | Common Shares [Member]
Secured Note Liabilities [Line Items]
Issued shares (in Shares) | shares	898,989				898,989
2023 Secured Note [Member]
Secured Note Liabilities [Line Items]
Secured note bears interest	1.00%				1.00%